ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	July 31, 2014	October 31, 2013

Accounts payable	$529,340	$527,208
Payroll and related expenses	363,336	345,484
Accrued litigation expense, consulting and other professional fees	209,244	248,730
Accrued other	202,651	155,048
Total	$1,304,571	$1,276,470

	October 31,
	2013	2012
Accounts payable	$ 527,208	$ 304,523
Payroll and related expenses	345,484	103,451
Accrued litigation expense, consulting and other professional fees	248,730	177,408
Accrued other	155,048	49,757
Total	$ 1,276,470	$ 635,139